Investment Strategy	Feb. 17, 2026
GSR DIGITAL ASSET TREASURY COMPANIES ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal market conditions, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that hold digital assets in their corporate treasury (“Digital Asset Treasury Companies”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return through investments in equity securities issued by Digital Asset Treasury Companies. The Fund’s 80% policy is non-fundamental and may be changed by the Fund’s board of trustees without shareholder approval, but shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

For purposes of the Fund’s 80% policy, the Adviser defines a Digital Asset Treasury Company as any company that meets one of the following quantitative factors:

Quantitative Factors:

1.Generally maintains 15% or more of its assets in digital assets or digital asset-linked financial instruments; or

2.Generally derives 15% or more of its income from digital assets or digital asset-linked financial instruments.

The Adviser will also consider one or more of the following qualitative factors for Digital Asset Treasury companies in the event a Digital Asset Treasury company does not meet one of the quantitative factors listed above:

Qualitative Factors:

1.    Board-Approved Mandated/Approved and/or C-Level Management Adopted: A formal corporate policy to hold digital assets as "permanent capital."
2.    Professional Infrastructure: Use of institutional-grade custody and controlled movement of funds (segregation of duties, hardware-backed keys).
3.    Governance & Reporting (FASB/ASU 2023-08): Following the 2025 accounting shifts, companies must now report digital assets at fair value each period. Adherence to these strict disclosure rules—including auditable evidence of "key ceremonies."

The Adviser will look to publicly available information such as financials, press releases, registration statements, and other information released to the public by the issuers to determine a company’s eligibility as a Digital Asset Treasury Company.

The Fund is actively managed and allocates its assets among equity securities (i.e., all securities that are not debt securities, including common and preferred stock) of Digital Asset Treasury Companies based on the Adviser’s proprietary assessment of prevailing market conditions. The Fund does not have a minimum market capitalization requirement. Under current market conditions, the Fund expects to hold positions in approximately 5 to 10 issuers. However, this may change based on market conditions, and the Fund expects this number to grow over time. In addition, under current market conditions, the Fund will invest primarily in the securities of companies with their principal place of business in the United States. However, the Fund may invest in securities of any Digital Asset Treasury
Company whether their principal place of business is within or outside of the United States, and may invest in exchange-traded funds that provide exposure to Digital Asset Treasury Companies.

The Fund may invest in private investments in public equity (“PIPEs”) issuances of Digital Asset Treasury Companies, subject to the 15% limitation on illiquid investments under the Investment Company Act of 1940, as amended (the “1940 Act”). PIPEs are privately negotiated transactions in which accredited investors, such as institutions or funds, purchase equity securities directly from a publicly traded company, typically at a discount to the market price. These transactions often provide issuers with a means to raise capital more quickly and with fewer regulatory requirements than a traditional public offering. Securities purchased in PIPE transactions may be subject to restrictions on resale and may be less liquid than securities purchased in the public markets.

The Fund may also invest in initial public offerings (“IPOs”) of Digital Asset Treasury Companies, special purpose acquisition companies (“SPACs”) that merge with or are seeking to merge with Digital Asset Treasury Companies, and securities of Digital Asset Treasury Companies that are penny-stocks.

The Fund may invest in cash equivalents and short-term U.S. government securities for investment or liquidity purposes.

The Fund will not invest directly in digital assets such as Bitcoin, Ether, or other cryptocurrencies. The Fund’s criteria for determining whether an issuer is a Digital Asset Treasury Company is not necessarily intended to provide exposure to the price performance of any specific digital asset, and the performance of the Fund will not correlate directly with the price of digital assets.

The Fund will be concentrated (i.e., hold 25% or more of its total assets) in investments that provide exposure to the industry or group of industries that comprise the Digital Asset Treasury Companies industry (as defined by the Advisor). As of the date of this Prospectus, the Fund will be concentrated (i.e., hold 25% or more of its total assets) in investments that provide exposure to the Software & Services group of industries. However, the Fund’s portfolio composition can fluctuate and the Software & Services group of industries may not always make up more than 25% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Ethereum History

ETH is a digital asset created, issued, and transferred through the operation of the Ethereum Network, a decentralized, peer-to-peer blockchain network maintained by a distributed set of independent validators. No single entity owns or operates the Ethereum Network. Transactions in ETH are recorded on a public, distributed ledger known as the Ethereum blockchain. ETH may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.

The Ethereum Network supports smart contracts, which are programs deployed on the blockchain that automatically execute transactions or other instructions when specified conditions are met. Execution of transactions and smart contracts requires payment of network fees denominated in ETH.

The Ethereum Network operates under a proof-of-stake consensus mechanism. Validators stake ETH to participate in transaction validation and block production and may receive rewards for performing these functions. Validators are subject to penalties, including the forfeiture of a portion of staked ETH, for certain forms of misbehavior or failure to comply with protocol rules. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. The Ethereum Network transitioned from a proof-of-work to a proof-of-stake consensus mechanism in September 2022.

The Ethereum protocol is maintained through open-source software development and community governance. Changes to the protocol are proposed by developers and adopted only if accepted by a sufficient number of network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as “forks,” which may affect the market value of ETH.

ETH does not have a fixed maximum supply. Issuance and supply dynamics are determined by protocol-level rules, including validator rewards and mechanisms that permanently remove a portion of transaction fees from circulation. Changes to network usage, issuance parameters, or protocol rules may affect the supply, demand, and market value of ETH.

Bitcoin History
Bitcoin (“BTC”) is a digital asset created, issued, and transferred through the operation of the Bitcoin Network, a decentralized, peer-to-peer blockchain network maintained by a distributed set of independent participants. No single entity owns or operates the Bitcoin Network. Transactions in BTC are recorded on a public, distributed ledger known as the Bitcoin blockchain. BTC may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.
The Bitcoin Network is designed primarily to enable the transfer and storage of value. Unlike some other blockchain networks, the Bitcoin Network does not natively support complex smart contracts or decentralized applications. Transactions on the Bitcoin Network require payment of transaction fees denominated in BTC.
The Bitcoin Network operates under a proof-of-work consensus mechanism. Under this mechanism, network participants known as “miners” use specialized computing hardware to compete to validate transactions and add new blocks to the blockchain. Miners are rewarded with newly issued BTC and transaction fees for successfully validating blocks. The proof-of-work process requires substantial computational resources and energy consumption.
BTC has a fixed maximum supply of 21 million coins. New BTC is issued as block rewards to miners pursuant to protocol-level rules, with the issuance rate programmed to decline over time through periodic events commonly referred to as “halvings.” Once the maximum supply is reached, no new BTC will be issued, and miners are expected to be compensated solely through transaction fees. Changes in mining economics, network participation, or transaction demand may affect the security, operation, and market value of BTC.
The Bitcoin protocol is maintained through open-source software development. Changes to the protocol are proposed by developers and adopted only if accepted by a sufficient number of network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as “forks,” which may affect the market value of BTC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that hold digital assets in their corporate treasury (“Digital Asset Treasury Companies”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., hold 25% or more of its total assets) in investments that provide exposure to the industry or group of industries that comprise the Digital Asset Treasury Companies industry (as defined by the Advisor). As of the date of this Prospectus, the Fund will be concentrated (i.e., hold 25% or more of its total assets) in investments that provide exposure to the Software & Services group of industries. However, the Fund’s portfolio composition can fluctuate and the Software & Services group of industries may not always make up more than 25% of the Fund’s total assets.
GSR CRYPTO CORE3 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in three of the most established (or "core") crypto currencies—Bitcoin (“BTC”), Ethereum (“ETH”), and Solana (“SOL”) (collectively, the “Reference Assets”), either directly (through a Cayman subsidiary, as described below) or through exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to a Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”). The Fund seeks to achieve its investment objective under normal market conditions by providing a balanced exposure to each of the three
Reference Assets, and staking its holdings in ETH and SOL, subject to liquidity requirements. The Fund is expected to maintain allocations of approximately one-third of its net assets to each of the Reference Assets, although allocations may vary over time based on market conditions and liquidity considerations (as described below).

The Fund will conduct a portion of its investment strategy through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “GSR Crypto Core3 Subsidiary”). The GSR Crypto Core3 Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that it will invest directly in ETH and SOL, to facilitate staking, and BTC, whereas the Fund will not invest directly in BTC, ETH or SOL, or any other crypto currency. The Fund will consolidate the holdings of the GSR Crypto Core3 Subsidiary for purposes of compliance with the Investment Company Act of 1940 (the “1940 Act”), including (but not limited to) fundamental investment restrictions, its 80% test noted above, and limitations on leverage. The GSR Crypto Core3 Subsidiary is wholly owned and controlled by the Fund and its only purpose is to be an investment conduit of the Fund to enable the Fund to qualify as a regulated investment company within the meaning of Regulation M of the IRS Code (as explained in further detail below). Accordingly, any references to the "Fund" also include the "GSR Crypto Core3 Subsidiary," as the context may require.

The Fund will invest directly (and not through the GSR Crypto Core3 Subsidiary) at least 40% of its assets in investment securities, including shares of Reference ETFs, reverse repurchase agreements and government securities, consistent with its status as an investment company under the 1940 Act. To the extent the Fund invests in Reference ETFs to gain exposure to ETH and SOL, it will generally seek to invest in Reference ETFs that engage in staking of ETH and SOL, respectively. The Fund gains exposure to ETH primarily through Reference ETFs registered under the Securities Act of 1933 or other non-U.S. ETPs that provide exposure to ETH. Direct exposure to BTC, ETH and SOL is obtained through the Cayman Subsidiary. The Fund seeks to capture the potential benefits of both price appreciation and, where applicable, staking yield. ETPs are not registered under the 1940 Act and an investor in an ETP does not have the protections afforded under the 1940 Act. The Fund will rebalance quarterly to maintain approximately equal exposure to each of the three Reference Assets, although exposure to each Reference Asset may range from 25% to 40% prior to rebalancing. The Fund will allocate portfolio assets to one or more of the following Reference ETFs at any one time,although this list may change over time:

Reference ETF	Ticker	Principal Exchange
iShares Ethereum Trust ETF	ETHA	Nasdaq
Grayscale Ethereum Trust	ETHE	NYSE Arca
Grayscale Ethereum Mini Trust	ETH	NYSE Arca
Fidelity Ethereum Fund	FETH	NYSE Arca
VanEck Ethereum ETF	ETHV	Cboe BZX
Franklin Ethereum ETF	EZET	Cboe BZX
Invesco Galaxy Ethereum ETF	QETH	Cboe BZX
21Shares Ethereum ETF	TETH	Cboe BZX
Bitwise Ethereum ETF	ETHW	NYSE Arca
CI Galaxy Ethereum ETF	ETHX-B.TO	TSX
Purpose Ether ETF	ETHH.TO	TSX
Evolve Ether ETF	ETHR.TO	TSX
Global X Ethereum ETP	ETOX	Xetra/SIX/Euronext
21Shares Ethereum ETP	AETH	Xetra/SIX
WisdomTree Physical Ethereum ETP	WETH	Xetra/Euronext/SIX
Global X 21Shares Ethereum ETF	EETH	ASX
iShares Bitcoin Trust ETF	IBIT	Nasdaq
To the extent ETH or SOL are held directly by the GSR Crypto Core3 Subsidiary, the Adviser may direct the Fund’s (and the GSR Crypto Core3 Subsidiary's) custodian (the “Crypto Custodian”) to stake such assets through unaffiliated third-party validators. Staked assets will remain in the possession and control of the Crypto Custodian. Staking rewards earned by the Fund will be paid in the underlying digital asset and accrue to the Fund, net of fees charged by the Crypto Custodian and validators. Generally, staking means that the holder of the Reference Asset will agree to lock up the
Reference Asset for it to be used in the Ethereum network’s proof-of-stake validation process or the Solana network's delegated proof-of-stake process. In return, the holder will receive staking rewards in the form of the Reference Asset, which represent portions of the network’s transaction fees. The Fund will direct its Crypto Custodian to delegate an amount, as determined by the Adviser, of its Reference Assets holdings to a validator or validators. The Fund seeks to stake all its SOL and ETH holdings, subject to the Adviser managing the Fund’s liquidity profile such that no more than 15% of the Fund’s net assets are deemed to be illiquid. Therefore, because the current unbonding period for staked ETH is anywhere from 5 to 10 days under average conditions and may extend to several weeks during periods of elevated exit demand, the Fund may be constrained in the amount of ETH it may stake. In late 2025 and early 2026, estimated unstaking timelines increased to 1 to 3 weeks, depending on Ethereum Network conditions (but can also be longer or shorter), the Adviser anticipates under current conditions that a significant amount of the Fund’s assets that are invested directly in ETH will be staked. The unbonding period for SOL is generally 2 to 3 days, which means the Fund will be able to stake a greater percentage of its SOL holdings than its ETH holdings. The Fund may direct the Crypto Custodian to use a particular validator or validators to stake its Reference Asset holdings, but the staked Reference Assets will remain in the possession and control of the Crypto Custodian. Rewards, which will be paid in the Reference Asset and subject to any bonding or lock-up period, may be earned in connection with staking the Reference Asset. The Fund will pay the Crypto Custodian and validator or validators a fee for staking the Reference Asset. The Adviser, however, will take no portion of the rewards received from staking and will pass all rewards, minus any fees paid to the Crypto Custodian and validator or validators, to the Fund.

The Fund manages its portfolio such that no more than 15% of net assets are considered illiquid, consistent with Rule 22e-4 under the 1940 Act, and all staking activities engaged in by the Fund are subject to this limitation. The Fund may hold cash, cash equivalents, U.S. government securities, and other high-quality short-term instruments for liquidity or cash management purposes. The Fund may also engage in repurchase or reverse repurchase agreements and other investment techniques permitted under the 1940 Act for leveraging purposes and to seek to maintain its tax status as a Regulated Investment Company under Subchapter M of the Internal Revenue Code. The Fund is classified as “non-diversified” under the 1940 Act.

Ethereum History

ETH is a digital asset created, issued, and transferred through the operation of the Ethereum Network, a decentralized, peer-to-peer blockchain network maintained by a distributed set of independent validators. No single entity owns or operates the Ethereum Network. Transactions in ETH are recorded on a public, distributed ledger known as the Ethereum blockchain. ETH may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.

The Ethereum Network supports smart contracts, which are programs deployed on the blockchain that automatically execute transactions or other instructions when specified conditions are met. Execution of transactions and smart contracts requires payment of network fees denominated in ETH.

The Ethereum Network operates under a proof-of-stake consensus mechanism. Validators stake ETH to participate in transaction validation and block production and may receive rewards for performing these functions. Validators are subject to penalties, including the forfeiture of a portion of staked ETH, for certain forms of misbehavior or failure to comply with protocol rules. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. The Ethereum Network transitioned from a proof-of-work to a proof-of-stake consensus mechanism in September 2022.

The Ethereum protocol is maintained through open-source software development and community governance. Changes to the protocol are proposed by developers and adopted only if accepted by a sufficient number of network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as “forks,” which may affect the market value of ETH.

ETH does not have a fixed maximum supply. Issuance and supply dynamics are determined by protocol-level rules, including validator rewards and mechanisms that permanently remove a portion of transaction fees from circulation.
Changes to network usage, issuance parameters, or protocol rules may affect the supply, demand, and market value of ETH.

Solana History
SOL is a digital asset created, issued, and transferred through the operation of the Solana Network, a decentralized blockchain network maintained by a distributed set of independent validators. No single entity owns or operates the Solana Network. Transactions in SOL are recorded on a public, distributed ledger known as the Solana blockchain. SOL is used to pay transaction and smart-contract execution fees on the Solana Network and may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.
The Solana Network supports smart contracts, which are programs deployed on the blockchain that automatically execute transactions or other instructions when specified conditions are met. Execution of transactions and smart contracts requires payment of fees denominated in SOL.
The Solana protocol uses a delegated proof-of-stake consensus mechanism in combination with a Proof-of-History (“PoH”) process, which provides a cryptographically verifiable ordering of transactions over time. Validators stake SOL to participate in transaction validation and block production and may receive rewards for participating in network validation.
Development of the Solana ecosystem has historically been supported by Solana Labs, Inc. and the Solana Foundation; however, the Solana Network operates on an open-source, decentralized basis and does not require the involvement of governmental authorities or traditional financial intermediaries to validate transactions.
SOL does not have a fixed maximum supply. New SOL is issued primarily as staking rewards pursuant to protocol-level rules, with the inflation rate designed to decline over time to a long-term target level. A portion of transaction fees is permanently removed from circulation through a burning mechanism, which partially offsets new issuance. As of early 2025, approximately 490 million SOL were in circulation, out of a total issued supply of approximately 594 million SOL.
Bitcoin History
Bitcoin (“BTC”) is a digital asset created, issued, and transferred through the operation of the Bitcoin Network, a decentralized, peer-to-peer blockchain network maintained by a distributed set of independent participants. No single entity owns or operates the Bitcoin Network. Transactions in BTC are recorded on a public, distributed ledger known as the Bitcoin blockchain. BTC may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.
The Bitcoin Network is designed primarily to enable the transfer and storage of value. Unlike some other blockchain networks, the Bitcoin Network does not natively support complex smart contracts or decentralized applications. Transactions on the Bitcoin Network require payment of transaction fees denominated in BTC.
The Bitcoin Network operates under a proof-of-work consensus mechanism. Under this mechanism, network participants known as “miners” use specialized computing hardware to compete to validate transactions and add new blocks to the blockchain. Miners are rewarded with newly issued BTC and transaction fees for successfully validating blocks. The proof-of-work process requires substantial computational resources and energy consumption.
BTC has a fixed maximum supply of 21 million coins. New BTC is issued as block rewards to miners pursuant to protocol-level rules, with the issuance rate programmed to decline over time through periodic events commonly referred to as “halvings.” Once the maximum supply is reached, no new BTC will be issued, and miners are expected to be compensated solely through transaction fees. Changes in mining economics, network participation, or transaction demand may affect the security, operation, and market value of BTC.
The Bitcoin protocol is maintained through open-source software development. Changes to the protocol are proposed by developers and adopted only if accepted by a sufficient number of network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as “forks,” which may affect the market value of BTC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in three of the most established (or "core") crypto currencies—Bitcoin (“BTC”), Ethereum (“ETH”), and Solana (“SOL”) (collectively, the “Reference Assets”), either directly (through a Cayman subsidiary, as described below) or through exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to a Reference Asset (all such ETFs, ETPs and non-US ETPs, “Reference ETFs”).